Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net income (loss)	€ (5,880)	€ (1,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	453	501
Change in fair value	3,563	(1,632)
Other Non-cash compensation	94	168
Change in allowances for doubtful accounts & slow-moving inventories	83	(2)
Change in long-term provisions	(178)	(169)
Net capital loss on disposals of assets	233	78
Deferred tax expense/(benefit)(6)	(6)	(1)
Operating cash flow	(1,638)	(2,289)
IncreaseDecreaseInOperatingAssetsAnd liabilitiesAbstract
Decrease/(Increase) in trade accounts and notes and other receivables	3,128	1,784
Decrease/(Increase) in inventories	(633)	(916)
Decrease/(Increase) in other assets	309	230
(Decrease)/Increase in trade accounts and notes payable	(1,389)	(1,319)
(Decrease)/Increase in accrued expenses, other current liabilities	200	(371)
Net increase/decrease in operating assets and liabilities	1,615	(592)
Net cash used in operating activities	(24)	(2,880)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(167)	(315)
Net proceeds from sale of leased back assets	15	12
Acquisitions of property and equipment	(63)	(45)
Acquisitions of intangible assets	(40)	(2)
Acquisitions of short term investments	(1,942)	0
Net proceeds from sale of assets	0	115
Decrease/(Increase) in deposits and guarantees	79	(10)
Net cash used in investing activities	(2,117)	(246)
Cash flow from financing activities:
Proceeds from capital increase	2,200	420
Proceeds from long term borrowings, net of financing costs	1,821	188
Repayment of long term borrowings	(2,030)	(191)
Repayment of obligations under capital leases	(262)	(375)
Increase/(decrease) in bank overdrafts and short-term borrowings	101	(235)
Net cash used in financing activities	1,830	(194)
Net effect of exchange rate changes on cash and cash equivalents	(34)	81
Net decrease in cash and cash equivalents	(345)	(3,240)
Cash and cash equivalents at beginning of year	4,900	7,369
Cash and cash equivalents at end of period	€ 4,555	€ 4,129